Cash and cash equivalents and investment securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 120	$ 115
Investment on debt securities	25	22
Non-current investments	146	137
Investment on debt securities	286	396
Current investments	$ 286	$ 396